Provisions and Accrued Expenses - Summary of Provisions and Accrued Expenses (Detail) - USD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023
Current provisions and accrued expenses [abstract]
Accrued expenses	$ 31,180	$ 41,761
Total	$ 31,180	$ 41,761